Employee Benefit Plans (Changes in Benefit Obligation and Plan Assets and Funded Status) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined benefit pension plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	$ 2,273	$ 2,158
Service cost	35	30
Plan participant contributions	6	6
Interest cost	110	111
Plan amendments	0	0
Benefits Paid	(153)	(147)
Actuarial losses (gains)	13	146
Settlements and curtailments	0	(8)
Foreign currency translation adjustment	83	(23)
Benefit Obligation, Ending Balance	2,367	2,273
Change in plan assets
Plan Assets, Beginning Balance	2,298	2,163
Employer contributions	36	42
Plan participant contributions	6	6
Benefits paid	(153)	(147)
Actual return on assets, net of expenses	226	262
Settlements and curtailments	0	(8)
FX translation adjustment	80	(20)
Plan Assets, Ending Balance	2,493	2,298
Funded Status
Funded status, end of year	126	25
Non-pension Benefit Plans
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")
Benefit Obligation, Beginning Balance	227	243
Service cost	3	3
Plan participant contributions	5	6
Interest cost	12	13
Plan amendments	0	(14)
Benefits Paid	(21)	(29)
Actuarial losses (gains)	(3)	10
Settlements and curtailments	0	0
Foreign currency translation adjustment	18	(5)
Benefit Obligation, Ending Balance	241	227
Change in plan assets
Plan Assets, Beginning Balance	48	46
Employer contributions	13	23
Plan participant contributions	5	6
Benefits paid	(21)	(29)
Actual return on assets, net of expenses	4	3
Settlements and curtailments	0	0
FX translation adjustment	5	(1)
Plan Assets, Ending Balance	54	48
Funded Status
Funded status, end of year	$ (187)	$ (179)